VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,343		$ 446
Accounts receivable	2,422		2,535
Inventories	452		431
Other	627		1,180
Total Current Assets	7,651		5,135
Plant, Property and Equipment	65,489	$ 67,088	66,503
Equity Investments	6,506		7,113
Goodwill	12,887		14,178
Total Assets	99,279		98,920
Current Liabilities
Accounts payable and other	4,544	$ 5,465	5,408
Accrued interest	613		646
Current portion of long-term debt	2,705		3,462
Total Current Liabilities	12,899		12,946
Total Regulatory Liabilities	3,772		3,930
Deferred Income Tax Liabilities	5,703		6,026
Total Liabilities	66,882		67,927
Variable Interest Entity, Primary Beneficiary
Current Assets
Cash and cash equivalents	106		45
Accounts receivable	88		79
Inventories	27		24
Other	8		13
Total Current Assets	229		161
Plant, Property and Equipment	3,050		3,026
Equity Investments	785		965
Goodwill	431		453
Intangible and Other Assets	0		8
Total Assets	4,495		4,613
Current Liabilities
Accounts payable and other	70		88
Accrued interest	21		24
Current portion of long-term debt	187		79
Total Current Liabilities	278		191
Total Regulatory Liabilities	45		43
Other Long-Term Liabilities	9		3
Deferred Income Tax Liabilities	9		13
Long-Term Debt	2,694		3,125
Total Liabilities	$ 3,035		$ 3,375